Employees' Stock Option Plans (ESOP) - Schedule of Equity Settled RSUs and ESOPs Outstanding (Details)	12 Months Ended
	Mar. 31, 2020 USD ($) shares $ / shares	Mar. 31, 2019 USD ($) shares $ / shares
2019 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, No. of shares arising out of options | shares	2,091,293
Options outstanding, Weighted average remaining contractual life	1 year 9 months 3 days
Options outstanding, Weighted average exercise price | $ / shares	$ 0.07
2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, No. of shares arising out of options | shares	9,881,228	10,804,374
Options outstanding, Weighted average remaining contractual life	1 year 9 months 18 days	2 years 2 months 12 days
Options outstanding, Weighted average exercise price | $ / shares	$ 0.84	$ 1.16
0 - 0.07 (RSU) | 2019 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, No. of shares arising out of options | shares	2,091,293
Options outstanding, Weighted average remaining contractual life	1 year 9 months 3 days
Options outstanding, Weighted average exercise price | $ / shares	$ 0.07
0 - 0.07 (RSU) | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, No. of shares arising out of options | shares	8,780,898	9,181,198
Options outstanding, Weighted average remaining contractual life	1 year 7 months 2 days	1 year 8 months 12 days
Options outstanding, Weighted average exercise price | $ / shares	$ 0.05	$ 0.05
0 - 0.07 (RSU) | Bottom of Range | 2019 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 0
0 - 0.07 (RSU) | Bottom of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	0	$ 0
0 - 0.07 (RSU) | Top of Range | 2019 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	0.07
0 - 0.07 (RSU) | Top of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 0.07	$ 0.04
6 - 8 (ESOP) | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, No. of shares arising out of options | shares	1,100,330	1,623,176
Options outstanding, Weighted average remaining contractual life	3 years 5 months 23 days	5 years 14 days
Options outstanding, Weighted average exercise price | $ / shares	$ 7.13	$ 7.46
6 - 8 (ESOP) | Bottom of Range | 2019 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 6
6 - 8 (ESOP) | Bottom of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	6	$ 6
6 - 8 (ESOP) | Top of Range | 2019 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	8
6 - 8 (ESOP) | Top of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 8	$ 8